COVID19	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
COVID19
COVID-19

31. COVID-19

In March 2020, the World Health Organization categorized coronavirus disease 2019 (“COVID-19”) as a pandemic. COVID‑19 continues to impact the U.S. and other countries across the world, and the duration and severity of its effects remain unknown. The Company continues to implement and evaluate actions to maintain its financial position and support the continuity of its business and operations in the face of this pandemic and other events.

The Company’s priorities during the COVID-19 pandemic continue to be protecting the health and safety of its employees and its customers, following the recommended actions of government and health authorities. In the future, the pandemic may cause reduced demand for the Company’s products and services if, for example, the pandemic results in a recessionary economic environment or potential new restrictions on business operations or the movement of individuals.

The COVID-19 outbreak in the United States has caused business disruption both to the Company and throughout its customer base and supply chain through mandated and voluntary closings of many businesses. While this disruption is expected to negatively impact The Company’s operating results, the related financial impact and duration cannot be reasonably estimated at this time. The Company has taken and continues to take, important steps to protect its employees, customers and business operations since the beginning of the pandemic.

The Company has incurred incremental costs to implement proactive measures to prevent the spread of COVID-19. Additionally, the Company closely monitors its supply chain and third-party product availability in light of the pandemic. To date, the business has not experienced negative consequences due to interruptions in its supply chain. However, the Company continues to undertake preemptive measures to ensure alternate supply sources as needed.

35. COVID-19

In March 2020, the World Health Organization categorized coronavirus disease 2019 (“COVID-19”) as a pandemic. COVID-19 continues to impact the U.S. and other countries across the world, and the duration and severity of its effects remain unknown. The Company continues to implement and evaluate actions to maintain its financial position and support the continuity of its business and operations in the face of this pandemic and other events.

The Company’s priorities during the COVID-19 pandemic continue to be protecting the health and safety of its employees and its customers, following the recommended actions of government and health authorities. In the future, the pandemic may cause reduced demand for the Company’s products and services if, for example, the pandemic results in a recessionary economic environment or potential new restrictions on business operations or the movement of individuals.

The COVID-19 outbreak in the United States has caused business disruption both to the Company and throughout its customer base and supply chain through mandated and voluntary closings of many businesses. While this disruption is expected to negatively impact The Company’s operating results, the related financial impact and duration cannot be reasonably estimated at this time. The Company has taken and continues to take, important steps to protect its employees, customers and business operations since the beginning of the pandemic.

The Company has incurred incremental costs to implement proactive measures to prevent the spread of COVID-19.

Additionally, the Company closely monitors its supply chain and third-party product availability in light of the pandemic. To date, the business has not experienced negative consequences due to interruptions in its supply chain. However, the Company continues to undertake preemptive measures to ensure alternate supply sources as needed.